SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS (details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Accounts payable and accrued liabilities	$ 445,565	$ 445,565
Current portion of notes payable	589,246	589,246
Deferred revenues		3,573
Total current liabilities of discontinued operations	$ 1,034,811	$ 1,038,384